GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2014 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$689,135	$837,059	$1,526,194
Property, plant and equipment	1,028,436	1,624,629	2,653,065
Goodwill	451,121	173,269	624,390

As at and for the year ended December 31, 2013 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$676,502	$675,970	$1,352,472
Property, plant and equipment	1,081,259	1,360,095	2,441,354
Goodwill	451,121	158,854	609,975

As at and for the year ended December 31, 2012 ($ thousands)	Canada	U.S.	Total

Oil and natural gas sales	$707,985	$445,349	$1,153,334
Property, plant and equipment	1,323,850	1,013,945	2,337,795
Goodwill	451,121	148,595	599,716